Revolving Credit Facility and Long-Term Debt - Future Payments (Details) - USD ($) $ in Thousands	Dec. 30, 2016	Dec. 25, 2015
Future principal payments on long-term debt
2017	$ 2,242
2018	2,232
2019	491,243
2020	1,598
2021	559
Total future principal payments	$ 497,874	$ 301,662